Merger with REIT II Merger with REIT II (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Schedule Of Consideration, Merger With REIT II	Under the terms of the Merger, at the time of closing, the following consideration was given in exchange for REIT II common stock (in thousands):

Amount
Fair value of PECO common stock issued(1)	$1,054,745
Fair value of REIT II debt:
Corporate debt	719,181
Mortgages and notes payable	102,727
Derecognition of REIT II management contracts, net(2)	30,428
Transaction costs	11,587
Total consideration and debt activity	1,918,668
Less: debt assumed	464,462
Total consideration	$1,454,206
(1)The total number of shares of common stock issued was 31.8 million.
(2)Previously a component of Other Assets, Net.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes our real estate acquisition activity (dollars in thousands):

	Three Months Ended March 31,
	2021	2020
Number of properties acquired	2	—
Number of outparcels acquired(1)	2	2
Total acquisition price	$39,850	$4,319
(1)Outparcels acquired are adjacent to shopping centers that we own.
Acquisitions—The following table summarizes our real estate acquisition activity for the years ended December 31, 2020, 2019, and 2018 (dollars and square feet in thousands):

	2020	2019	2018
Number of properties purchased(1)	2	2	5
Number of outparcels purchased(2)	2	2	2
Total price of acquisitions	$41,482	$71,722	$98,941
Total square footage acquired	216	213	543
(1)Excludes 86 properties acquired in the Merger and three properties acquired in the merger with Phillips Edison Grocery Center REIT III, Inc. (“REIT III”).
(2)Outparcels purchased in 2020, 2019, and 2018 are parcels of land adjacent to shopping centers that we own.

Schedule of Finite-Lived Intangible Leases, Merger With REIT II	The fair value and weighted-average amortization periods for the intangible assets and liabilities acquired in the Merger are as follows (dollars in thousands, useful life in years):

	Fair Value	Weighted-Average Useful Life
In-place leases	$181,916	13
Above-market leases	15,468	7
Below-market leases	(60,421)	17

us-gaap_ScheduleOfRecognizedIdentifiedAssetsAcquiredAndLiabilitiesAssumedforMaterialTransactionTableTextBlock	The following table summarizes the final purchase price allocation based on a valuation report prepared by a third-party valuation specialist that was subject to management’s review and approval (in thousands):

Amount
Assets:
Land and improvements	$561,100
Building and improvements	1,198,884
Intangible lease assets	197,384
Fair value of unconsolidated joint venture	16,470
Cash and cash equivalents	354
Restricted cash	5,159
Accounts receivable and other assets	33,045
Total assets acquired	2,012,396
Liabilities:
Debt assumed	464,462
Intangible lease liabilities	60,421
Accounts payable and other liabilities	33,307
Total liabilities assumed	558,190
Net assets acquired	$1,454,206